Recovery of Erroneously Awarded Compensation	12 Months Ended
Dec. 31, 2025
Restatement Determination Date:: 2025-12-31
Erroneously Awarded Compensation Recovery
Erroneous Compensation Analysis

Compensation and Management Committee

The current members of the Compensation and Management Committee are Robert W. Shaw II (Chair), Janie Goddard and Thomas L. Saeli. The Compensation and Management Committee has ultimate responsibility for determining the compensation of officers appointed by our Board of Directors, granting stock options and other equity awards and otherwise administering our equity compensation plans, and approving and administering any other compensation plans or agreements. The Compensation and Management Committee has the authority to retain outside experts in making compensation determinations. The Ultralife Corporation 2024 Long-Term Incentive Plan (the “2024 LTIP”) is administered by the Compensation and Management Committee. The Compensation and Management Committee met four times during 2025. The Board of Directors has adopted a compensation recovery (clawback) policy in compliance with Rule 10D‑1 under the Exchange Act and NASDAQ Listing Rule 5608. The policy provides for the recovery of erroneously awarded incentive compensation received by current or former executive officers in the event of an accounting restatement. The policy applies to incentive compensation received during the three completed fiscal years preceding the date the Company is required to prepare an accounting restatement.